Consolidated Income Statements - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Profit or loss [abstract]
Interest income		¥ 6,716,741	¥ 5,944,398		¥ 3,696,076
Interest expense		4,202,307	4,053,635		1,941,006
Net interest income		2,514,434	1,890,763		1,755,070
Fee and commission income		1,631,319	1,469,847		1,262,734
Fee and commission expense		314,931	233,715		222,920
Net fee and commission income		1,316,388	1,236,132		1,039,814
Net trading income (loss)		(186,688)	349,520		626,043
Net income from financial assets and liabilities at fair value through profit or loss		43,524	323,217		173,311
Net investment income		78,969	29,844		15,611
Net gains (losses) arising from derecognition of financial assets at amortized cost	[1]	(32,179)	1,550	[2]	(2,760)	[2]
Other income	[1]	105,717	112,208		179,842
Total operating income	[1]	3,840,165	3,943,234		3,786,931
Impairment charges on financial assets		411,278	205,096		148,464
Net operating income	[1]	3,428,887	3,738,138		3,638,467
General and administrative expenses		2,421,732	2,229,701		1,965,417
Other expenses	[1]	495,587	461,018		498,602
Operating expenses	[1]	2,917,319	2,690,719		2,464,019
Share of post-tax profit of associates and joint ventures		142,678	160,370		87,428
Profit before tax		654,246	1,207,789		1,261,876
Income tax expense		137,802	312,039		326,027
Net profit		516,444	895,750		935,849
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.		478,132	873,346		911,831
Non-controlling interests		6,676	8,641		12,708
Other equity instruments holders		¥ 31,636	¥ 13,763		¥ 11,310
Earnings per share:
Basic	[3]	¥ 122.4	¥ 219.04		¥ 222.71
Diluted	[3]	¥ 122.36	¥ 218.98		¥ 222.63

[1]	For the fiscal year ended March 31, 2025, the Group presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately in prior years but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.
[2]	The comparative amounts of “Gains” and “Losses” from derecognition of financial assets at amortized cost have been reclassified from “Other income” and “Other expenses,” respectively, to conform to the current presentation.
[3]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Basic and diluted earnings per share are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2023.